Schedule of detailed information about the maturity of financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)	$ 24,345	$ 9,586	$ 10,847
Borrowings	29,086	30,083	26,097
Lease liabilities		2,305	2,464
Total	53,431	41,974	39,408
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)	24,345	9,586	10,847
Borrowings	8,171	1,922	4,604
Lease liabilities		462	506
Total	32,516	11,970	15,957
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)
Borrowings	853	12,323	11,283
Lease liabilities		1,375	846
Total	853	13,698	12,129
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)
Borrowings	20,062	8,447	10,210
Lease liabilities		415	1,112
Total	20,062	8,862	11,322
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)
Borrowings		7,391
Lease liabilities		53
Total		$ 7,444